Consolidated Schedule of Investments
January 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–23.96%
U.S. Treasury Floating Rate Notes–23.96%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(a)	4.51%	01/31/2026	$80,400	$80,560,906
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	4.41%	04/30/2026	93,350	93,438,570
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%)(a)	4.45%	07/31/2026	80,500	80,645,858
Total U.S. Treasury Securities (Cost $254,263,308)				254,645,334
		Expiration Date
Commodity-Linked Securities–6.46%
Bank of Montreal, Commodity-Linked Notes (linked to the S&P GSCI Aluminum Dynamic Roll Index) (Canada)(b)(c)		07/25/2025	13,800	13,418,927
Canadian Imperial Bank of Commerce, EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Gold Standard Roll Excess Return Index) (Canada)(b)(c)		07/08/2025	14,700	21,143,087
Canadian Imperial Bank of Commerce, EMTN, U.S. Federal Funds Effective Rate minus 0.03% (linked to the Canadian Imperial Bank of Commerce Silver Index) (Canada)(b)(c)		07/08/2025	14,300	15,327,762
Royal Bank of Canada, Commodity-Linked Notes (linked to the RBC Enhanced Copper 2x Index) (Canada)(b)(c)		07/11/2025	22,200	18,750,930
Total Commodity-Linked Securities (Cost $64,999,999)				68,640,706
			Shares
Money Market Funds–58.07%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e)			177,314,418	177,314,418
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 4.56%(d)(e)			74,532,409	74,532,409
Invesco Treasury Obligations Portfolio, Institutional Class, 4.21%(d)(e)			286,000,000	286,000,000
Invesco Treasury Portfolio, Institutional Class, 4.29%(d)(e)			79,475,628	79,475,628
Total Money Market Funds (Cost $617,322,455)				617,322,455
Options Purchased–0.62%
(Cost $14,374,173)(f)				6,617,496
TOTAL INVESTMENTS IN SECURITIES–89.11% (Cost $950,959,935)				947,225,991
OTHER ASSETS LESS LIABILITIES–10.89%				115,753,744
NET ASSETS–100.00%				$1,062,979,735
Investment Abbreviations:
EMTN	– European Medium-Term Notes
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2025.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $68,640,706, which represented 6.46% of the Fund’s Net Assets.

(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$158,269,511	$74,460,117	$(55,415,210)	$-	$-	$177,314,418	$1,832,255
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	110,226,460	40,727,359	(76,421,410)	-	-	74,532,409	1,068,563
Invesco Treasury Obligations Portfolio, Institutional Class	336,300,000	-	(50,300,000)	-	-	286,000,000	3,494,879
Invesco Treasury Portfolio, Institutional Class	44,106,515	138,283,075	(102,913,962)	-	-	79,475,628	539,951
Total	$648,902,486	$253,470,551	$(285,050,582)	$-	$-	$617,322,455	$6,935,648

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	02/21/2025	80	EUR	4,600.00	EUR	3,680,000	$1,826
EURO STOXX 50 Index	Put	03/21/2025	80	EUR	4,800.00	EUR	3,840,000	13,030
EURO STOXX 50 Index	Put	05/16/2025	80	EUR	4,800.00	EUR	3,840,000	38,591
EURO STOXX 50 Index	Put	04/17/2025	80	EUR	5,000.00	EUR	4,000,000	40,583
EURO STOXX 50 Index	Put	08/15/2025	80	EUR	4,600.00	EUR	3,680,000	53,862
EURO STOXX 50 Index	Put	06/20/2025	80	EUR	4,950.00	EUR	3,960,000	74,859
EURO STOXX 50 Index	Put	07/18/2025	80	EUR	4,900.00	EUR	3,920,000	79,589
EURO STOXX 50 Index	Put	09/19/2025	80	EUR	4,850.00	EUR	3,880,000	97,682
EURO STOXX 50 Index	Put	10/17/2025	80	EUR	4,800.00	EUR	3,840,000	99,175
EURO STOXX 50 Index	Put	12/19/2025	80	EUR	4,700.00	EUR	3,760,000	106,479
EURO STOXX 50 Index	Put	11/21/2025	80	EUR	4,800.00	EUR	3,840,000	112,952
EURO STOXX 50 Index	Put	01/16/2026	80	EUR	4,700.00	EUR	3,760,000	113,284
FTSE 100 Index	Put	02/21/2025	43	GBP	7,550.00	GBP	3,246,500	800
FTSE 100 Index	Put	03/21/2025	43	GBP	7,625.00	GBP	3,278,750	5,332
FTSE 100 Index	Put	04/17/2025	43	GBP	7,850.00	GBP	3,375,500	11,996
FTSE 100 Index	Put	05/16/2025	40	GBP	8,100.00	GBP	3,240,000	24,302
FTSE 100 Index	Put	07/18/2025	40	GBP	8,200.00	GBP	3,280,000	51,332
FTSE 100 Index	Put	08/15/2025	40	GBP	8,150.00	GBP	3,260,000	54,804
FTSE 100 Index	Put	06/20/2025	43	GBP	8,275.00	GBP	3,558,250	54,915
FTSE 100 Index	Put	11/21/2025	40	GBP	8,100.00	GBP	3,240,000	80,841
FTSE 100 Index	Put	10/17/2025	40	GBP	8,225.00	GBP	3,290,000	82,081
FTSE 100 Index	Put	09/19/2025	43	GBP	8,275.00	GBP	3,558,250	89,037
FTSE 100 Index	Put	01/16/2026	40	GBP	8,150.00	GBP	3,260,000	101,672
FTSE 100 Index	Put	12/19/2025	40	GBP	8,250.00	GBP	3,300,000	110,351
MSCI Emerging Markets Index	Put	02/21/2025	52	USD	980.00	USD	5,096,000	5,070
MSCI Emerging Markets Index	Put	03/21/2025	52	USD	1,030.00	USD	5,356,000	40,300
MSCI Emerging Markets Index	Put	04/17/2025	52	USD	1,050.00	USD	5,460,000	80,080
MSCI Emerging Markets Index	Put	05/16/2025	52	USD	1,050.00	USD	5,460,000	102,960
MSCI Emerging Markets Index	Put	06/20/2025	52	USD	1,070.00	USD	5,564,000	163,020
MSCI Emerging Markets Index	Put	08/15/2025	52	USD	1,080.00	USD	5,616,000	227,240
MSCI Emerging Markets Index	Put	07/18/2025	52	USD	1,090.00	USD	5,668,000	228,800
MSCI Emerging Markets Index	Put	09/19/2025	52	USD	1,080.00	USD	5,616,000	251,420
MSCI Emerging Markets Index	Put	01/16/2026	52	USD	1,060.00	USD	5,512,000	297,440
MSCI Emerging Markets Index	Put	12/19/2025	52	USD	1,080.00	USD	5,616,000	321,100
MSCI Emerging Markets Index	Put	11/21/2025	52	USD	1,125.00	USD	5,850,000	414,960
MSCI Emerging Markets Index	Put	10/17/2025	52	USD	1,160.00	USD	6,032,000	478,400
Nikkei 225 Index	Put	03/14/2025	19	JPY	32,000.00	JPY	608,000,000	5,268
Nikkei 225 Index	Put	03/14/2025	19	JPY	34,500.00	JPY	655,500,000	10,413
Nikkei 225 Index	Put	06/13/2025	19	JPY	36,750.00	JPY	698,250,000	105,355
Nikkei 225 Index	Put	06/13/2025	19	JPY	37,250.00	JPY	707,750,000	121,280
Nikkei 225 Index	Put	09/12/2025	19	JPY	36,500.00	JPY	693,500,000	153,132
Nikkei 225 Index	Put	06/13/2025	19	JPY	38,250.00	JPY	726,750,000	159,257
Nikkei 225 Index	Put	09/12/2025	19	JPY	37,250.00	JPY	707,750,000	180,083
Nikkei 225 Index	Put	09/12/2025	19	JPY	38,000.00	JPY	722,000,000	210,710
Nikkei 225 Index	Put	12/12/2025	19	JPY	37,000.00	JPY	703,000,000	232,148
Nikkei 225 Index	Put	12/12/2025	19	JPY	37,250.00	JPY	707,750,000	242,561
Nikkei 225 Index	Put	12/12/2025	19	JPY	37,500.00	JPY	712,500,000	249,299
Nikkei 225 Index	Put	03/13/2026	19	JPY	37,250.00	JPY	707,750,000	284,825
S&P 500 Index	Put	02/21/2025	4	USD	4,925.00	USD	1,970,000	820
S&P 500 Index	Put	03/21/2025	4	USD	5,225.00	USD	2,090,000	4,280
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
S&P 500 Index	Put	04/17/2025	4	USD	5,350.00	USD	2,140,000	$10,340
S&P 500 Index	Put	05/16/2025	4	USD	5,100.00	USD	2,040,000	10,880
S&P 500 Index	Put	06/20/2025	4	USD	5,400.00	USD	2,160,000	24,440
S&P 500 Index	Put	07/18/2025	4	USD	5,600.00	USD	2,240,000	39,060
S&P 500 Index	Put	08/15/2025	4	USD	5,525.00	USD	2,210,000	40,840
S&P 500 Index	Put	09/19/2025	4	USD	5,650.00	USD	2,260,000	55,300
S&P 500 Index	Put	10/17/2025	4	USD	5,750.00	USD	2,300,000	67,840
S&P 500 Index	Put	11/21/2025	4	USD	5,825.00	USD	2,330,000	80,820
S&P 500 Index	Put	01/16/2026	4	USD	5,975.00	USD	2,390,000	103,500
S&P 500 Index	Put	12/19/2025	4	USD	6,100.00	USD	2,440,000	114,880
Total Index Options Purchased								$6,617,496

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	341	March-2025	$25,547,720	$(96,112)	$(96,112)
Gasoline Reformulated Blendstock Oxygenate Blending	340	February-2025	29,399,664	(1,294,428)	(1,294,428)
Low Sulphur Gas Oil	3	April-2025	210,075	1,544	1,544
New York Harbor Ultra-Low Sulfur Diesel	236	March-2025	23,299,147	1,458,905	1,458,905
WTI Crude	200	March-2025	14,396,000	(48,759)	(48,759)
Subtotal				21,150	21,150
Equity Risk
E-Mini Russell 2000 Index	804	March-2025	92,275,080	(3,469,664)	(3,469,664)
E-Mini S&P 500 Index	61	March-2025	18,505,113	(91,488)	(91,488)
EURO STOXX 50 Index	610	March-2025	33,482,200	2,085,356	2,085,356
FTSE 100 Index	120	March-2025	12,886,523	620,550	620,550
MSCI Emerging Markets Index	2,207	March-2025	120,325,640	(2,283,373)	(2,283,373)
Nikkei 225 Index	271	March-2025	69,246,139	726,943	726,943
Subtotal				(2,411,676)	(2,411,676)
Interest Rate Risk
Australia 10 Year Bonds	1,572	March-2025	109,767,379	(2,059,577)	(2,059,577)
Canada 10 Year Bonds	1,527	March-2025	130,210,280	2,298,182	2,298,182
Euro-Bund	674	March-2025	92,659,023	(3,134,350)	(3,134,350)
Japan 10 Year Bonds	125	March-2025	113,374,061	(1,352,785)	(1,352,785)
Long Gilt	1,235	March-2025	142,056,460	(3,059,883)	(3,059,883)
U.S. Treasury Long Bonds	622	March-2025	70,849,687	(1,799,389)	(1,799,389)
Subtotal				(9,107,802)	(9,107,802)
Total Futures Contracts				$(11,498,328)	$(11,498,328)

(a)	Futures contracts collateralized by $87,502,223 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Index Excess Return	0.19%	Monthly	24,500	February—2025	USD	7,632,196	$—	$44,749	$44,749
Barclays Bank PLC	Receive	Barclays Wheat Seasonal Index	0.17	Monthly	371,928	December—2025	USD	5,067,184	—	140,366	140,366
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	14,000	January—2026	USD	1,512,081	—	11,635	11,635
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	50,000	February—2025	USD	5,629,775	—	16,925	16,925
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Lean Hog Commodity Excess Return Index	0.20	Monthly	126,000	December—2025	USD	6,116,607	—	71,921	71,921
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Excess Return Index	0.15	Monthly	30,000	December—2025	USD	3,149,874	—	65,160	65,160
Canadian Imperial Bank of Commerce	Receive	CIBZ Enhanced Sugar 2 Excess Return Index	0.21	Monthly	97,500	December—2025	USD	12,137,200	—	127,813	127,813
Citibank, N.A.	Receive	Citi Commodities Benchmark (Regular Roll) Mono Index Coffee	0.12	Monthly	510,000	December—2025	USD	7,560,240	—	1,139,850	1,139,850
Goldman Sachs International	Receive	Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return Index	0.14	Monthly	14,300	February—2025	USD	5,146,865	—	268,962	268,962
Goldman Sachs International	Receive	S&P GSCI Soybean Oil Excess Return Index	0.25	Monthly	68,500	February—2025	USD	7,560,551	—	719,442	719,442
Goldman Sachs International	Receive	S&P GSCI Wheat Excess Return A48 Strategy	0.20	Monthly	70,000	March—2025	USD	699,769	—	26,414	26,414
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	68,700	January—2026	USD	25,081,779	—	299,024	299,024
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	87,500	October—2025	USD	15,514,511	—	208,530	208,530
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Soymeal type A Excess Return Index	0.17	Monthly	29,500	February—2025	USD	9,859,434	—	9,835	9,835
Merrill Lynch International	Receive	MLCISCE Excess Return Index	0.12	Monthly	97,000	December—2025	USD	4,421,396	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	23,000	December—2025	USD	1,519,033	—	0	0
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	75,500	October—2025	USD	5,950,087	—	0	0
Royal Bank of Canada	Receive	RBC Commodity CT01 Excess Return Custom Index	0.28	Monthly	35,500	February—2025	USD	3,989,866	—	0	0
Royal Bank of Canada	Receive	RBC Commodity KCEO Excess Return Custom Index	0.16	Monthly	239,000	November—2025	USD	10,415,668	—	0	0
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Royal Bank of Canada	Receive	RBC Commodity SB01 Excess Return Custom Index	0.18%	Monthly	67,500	November—2025	USD	10,707,943	$—	$0	$0
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	69,000	February—2025	USD	7,630,634	—	0	0
Subtotal									—	3,150,626	3,150,626
Equity Risk
Macquarie Bank Ltd.	Receive	VMAQWSL5	0.15	Monthly	265,000	October—2025	USD	32,813,651	—	50,032	50,032
Subtotal — Appreciation									—	3,200,658	3,200,658
Commodity Risk
Barclays Bank PLC	Receive	Barclays Soybean Oil Seasonal Index	0.19	Monthly	83,293	December—2025	USD	8,259,001	—	(24,680)	(24,680)
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Silver Index	0.00	Monthly	31,000	September—2025	USD	4,192,561	—	(270,571)	(270,571)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index	0.28	Monthly	55,000	February—2025	USD	7,289,590	—	(189,679)	(189,679)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	43,700	February—2025	USD	8,379,335	—	(182,395)	(182,395)
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.09	Monthly	4,000	January—2026	USD	1,126,469	—	(1)	(1)
Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Index Excess Return	0.30	Monthly	131,700	June—2025	USD	13,769,564	—	(5,294)	(5,294)
Subtotal									—	(672,620)	(672,620)
Equity Risk
BNP Paribas S.A.	Receive	BNP Paribas AIR VAR Intraday US Calendar Excess Return Index	0.10	Monthly	149,000	February—2025	USD	32,911,433	—	(102,870)	(102,870)
Citibank, N.A.	Receive	Citi EQ US Volatility Carry Series 5 Index	0.00	Monthly	195,000	February—2025	USD	32,824,350	—	(62,402)	(62,402)
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Volatility Relative Value SPX	0.00	Monthly	189,000	October—2025	USD	32,889,270	—	(28,254)	(28,254)
Subtotal									—	(193,526)	(193,526)
Subtotal — Depreciation									—	(866,146)	(866,146)
Total — Total Return Swap Agreements									$—	$2,334,512	$2,334,512

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $300,749.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Momentum Index	ESTRON + 0.250%	Monthly	80	March—2025	EUR	558,718	$—	$22,722	$22,722
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	ESTRON + 0.060%	Monthly	5,150	July—2025	EUR	24,549,226	—	260,933	260,933
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.000%	Monthly	70,000	February—2025	JPY	254,347,100	—	61,725	61,725
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.010%	Monthly	836,542	July—2025	JPY	3,054,524,363	—	641,423	641,423
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.015%	Monthly	475,000	July—2025	JPY	1,735,835,250	—	354,960	354,960
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.060%	Monthly	368,259	February—2025	JPY	1,398,080,563	—	257,433	257,433
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.060%	Monthly	122,753	February—2025	JPY	466,026,855	—	85,811	85,811
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.105%	Monthly	1,067,469	July—2025	JPY	4,114,153,622	—	349,365	349,365
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.120%	Monthly	71,519	February—2025	JPY	271,519,023	—	49,996	49,996
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.120%	Monthly	30,000	April—2025	JPY	113,893,800	—	20,972	20,972
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.890%	Monthly	420	May—2025	GBP	2,427,235	—	172,139	172,139
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.900%	Monthly	2,368	May—2025	GBP	13,684,980	—	970,535	970,535
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.560%	Monthly	50	February—2025	GBP	365,738	—	29,859	29,859
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.850%	Monthly	1,772	May—2025	GBP	12,961,755	—	1,058,212	1,058,212
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.870%	Monthly	591	May—2025	GBP	4,323,023	$—	$352,936	$352,936
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.520%	Monthly	750	April—2025	GBP	6,147,735	—	461,828	461,828
Citibank, N.A.	Receive	MSCI EMU Minimum Volatility Index	ESTRON + 0.029%	Monthly	600	March—2025	EUR	2,158,008	—	94,580	94,580
Citibank, N.A.	Receive	MSCI EMU Momentum Index	ESTRON - 0.011%	Monthly	3,220	July—2025	EUR	22,987,847	—	396,431	396,431
Citibank, N.A.	Receive	MSCI EMU Momentum Index	ESTRON + 0.120%	Monthly	350	April—2025	EUR	2,444,393	—	99,407	99,407
Citibank, N.A.	Receive	MSCI EMU Quality Index	ESTRON + 0.180%	Monthly	400	April—2025	EUR	1,829,352	—	100,545	100,545
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.010%	Monthly	336,344	February—2025	JPY	1,222,116,015	—	296,582	296,582
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.010%	Monthly	112,114	February—2025	JPY	407,369,582	—	98,860	98,860
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.220%	Monthly	110,000	February—2025	JPY	399,688,300	—	96,996	96,996
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.090%	Monthly	100,000	April—2025	JPY	379,646,000	—	69,906	69,906
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.250%	Monthly	110,000	February—2025	JPY	417,610,600	—	76,896	76,896
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.870%	Monthly	1,420	April—2025	USD	15,768,518	—	347,616	347,616
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.860%	Monthly	1,110	April—2025	USD	16,237,102	—	287,379	287,379
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.830%	Monthly	2,000	April—2025	USD	15,767,620	—	455,980	455,980
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.890%	Monthly	962	May—2025	GBP	5,559,523	$—	$394,280	$394,280
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.879%	Monthly	537	May—2025	GBP	3,928,026	—	320,688	320,688
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.480%	Monthly	333	July—2025	GBP	2,855,895	—	48,452	48,452
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.520%	Monthly	327	April—2025	GBP	2,680,412	—	201,357	201,357
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.550%	Monthly	983	April—2025	GBP	8,057,631	—	605,303	605,303
Merrill Lynch International	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.509%	Monthly	247	July—2025	GBP	2,115,570	—	39,369	39,369
Merrill Lynch International	Receive	MSCI EMU Minimum Volatility Index	ESTRON + 0.170%	Monthly	6,400	March—2025	EUR	23,018,752	—	1,008,851	1,008,851
Total — Total Return Swap Agreements									$—	$10,190,327	$10,190,327

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $300,749.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
S&P GSCI Aluminum Dynamic Roll Index
	Long Futures Contracts
	Aluminum	100.00%
Canadian Imperial Bank of Commerce Gold Standard Roll Excess Return Index
	Long Futures Contracts
	Gold	100.00%
RBC Enhanced Copper 2x Index
	Long Futures Contracts
	Copper	100.00%
Barclays Soybeans Seasonal Index Excess Return
	Long Futures Contracts
	Soybean	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Barclays Wheat Seasonal Index
	Long Futures Contracts
	Wheat	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Bean Oil	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Lean Hog Commodity Excess Return Index
	Long Futures Contracts
	Lean Hog	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Excess Return Index
	Long Futures Contracts
	Live Cattle	100.00%
CIBZ Enhanced Sugar 2 Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
Citi Commodities Benchmark (Regular Roll) Mono Index Coffee
	Long Futures Contracts
	Coffee	100.00%
Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return Index
	Long Futures Contracts
	Soybean	100.00%
S&P GSCI Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
S&P GSCI Wheat Excess Return A48 Strategy
	Long Futures Contracts
	Wheat	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Macquarie Single Commodity Soymeal type A Excess Return Index
	Long Futures Contracts
	Soymeal	100.00%
MLCISCE Excess Return Index
	Long Futures Contracts
	Corn	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity CT01 Excess Return Custom Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity KCEO Excess Return Custom Index
	Long Futures Contracts
	Coffee	100.00%
RBC Commodity SB01 Excess Return Custom Index
	Long Futures Contracts
	Sugar	100.00%
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100.00%
Barclays Soybean Oil Seasonal Index
	Long Futures Contracts
	Soybean Oil	100.00%
Canadian Imperial Bank of Commerce Silver Index
	Long Futures Contracts
	Silver	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
S&P GSCI Aluminum Dynamic Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%

Abbreviations:
EMU	—European Economic and Monetary Union
ESTRON	—Euro Short-Term Rate
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$254,645,334	$—	$254,645,334
Commodity-Linked Securities	—	68,640,706	—	68,640,706
Money Market Funds	617,322,455	—	—	617,322,455
Options Purchased	6,617,496	—	—	6,617,496
Total Investments in Securities	623,939,951	323,286,040	—	947,225,991
Other Investments - Assets*
Futures Contracts	7,191,480	—	—	7,191,480
Swap Agreements	—	13,390,985	—	13,390,985
	7,191,480	13,390,985	—	20,582,465
Other Investments - Liabilities*
Futures Contracts	(18,689,808)	—	—	(18,689,808)
Swap Agreements	—	(866,146)	—	(866,146)
	(18,689,808)	(866,146)	—	(19,555,954)
Total Other Investments	(11,498,328)	12,524,839	—	1,026,511
Total Investments	$612,441,623	$335,810,879	$—	$948,252,502

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Allocation Fund